                                                   |---------------------------|
                                                   |         OMB APPROVAL      |
                                                   |---------------------------|
                                                   |OMB Number:       3235-0006|
                                                   |Expires:  December 31, 2009|
                                                   |Estimated average          |
                                                   |  burden hours per         |
                                                   |  response:............22.6|
                                                   |---------------------------|

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY  10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ David Sorkin                New York, NY     February 13, 2008
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:         36
                                        --------------------

Form 13F Information Table Value Total:     $1,069,979
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

      1       28-12879                     KKR PEI Opportunities GP, Ltd.
    ------       -----------------         ---------------------------------

Explanatory Note:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                      FOR QUARTER ENDED SEPTEMBER 30, 2008

                                                                                                                  VOTING AUTHORITY
                                                         VALUE   SHRS OR PRN SH/           INVESTMENT   OTHER   --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (X$1000)     AMT     PRN PUT/CALL  DISCRETION  MANAGERS SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC      UNIT 99/99/9999  026874115      430      50,000 SH           SHARED-OTHER                   50,000
AMERICAN INTL GROUP INC             COM       026874107      122      36,600 SH           SHARED-OTHER                   36,600
AMERISOURCEBERGEN CORP              COM       03073E105      377      10,000 SH           SHARED-OTHER                   10,000
BERKLEY W R CORP                    COM       084423102    1,178      50,000 SH           SHARED-OTHER                   50,000
BERKLEY W R CORP                    COM       084423102    7,428     315,400 SH           SHARED-OTHER    1             315,400
BRISTOW GROUP INC                   COM       110394103    1,354      40,000 SH           SHARED-OTHER    1              40,000
CIGNA CORP                          COM       125509109    1,019      30,000 SH           SHARED-OTHER                   30,000
CISCO SYS INC                       COM       17275R102    1,410      62,500 SH           SHARED-OTHER                   62,500
CITADEL BROADCASTING CORP           COM       17285T106    3,028   3,882,145 SH           SHARED-OTHER    1           3,882,145
CMS ENERGY CORP                     COM       125896100    4,811     385,819 SH           SHARED-OTHER    1             385,819
COMERICA INC                        COM       200340107    3,413     104,100 SH           SHARED-OTHER    1             104,100
EXTERRAN HLDGS INC                  COM       30225X103    1,211      37,900 SH           SHARED-OTHER    1              37,900
FIFTH THIRD BANCORP          CNV PFD DEP1/250 316773209    3,755      35,000 SH           SHARED-OTHER                   35,000
GATEHOUSE MEDIA INC                 COM       367348109      555   1,133,100 SH           SHARED-OTHER                1,133,100
HOSPIRA INC                         COM       441060100    1,757      46,000 SH           SHARED-OTHER                   46,000
HOSPIRA INC                         COM       441060100    1,662      43,500 SH           SHARED-OTHER    1              43,500

IPCS INC                          COM NEW     44980Y305    1,980      88,900 SH           SHARED-OTHER    1              88,900
ISHARES SILVER TRUST              ISHARES     46428Q109    1,778     150,000 SH           SHARED-OTHER                  150,000
JAZZ PHARMACEUTICALS INC*           COM       472147107   49,118   9,942,946 SH           SHARED-OTHER                9,942,946
JPMORGAN & CHASE & CO               COM       46625H100    1,168      25,000 SH           SHARED-OTHER                   25,000
MANITOWOC INC                       COM       563571108      311      20,000 SH           SHARED-OTHER                   20,000
MEDCATH CORP*                       COM       58404W109   35,276   1,968,522 SH           SHARED-OTHER                1,968,522
MICROSOFT CORP                      COM       594918104      267      10,000 SH           SHARED-OTHER                   10,000
NEWCASTLE INVT CORP                 COM       65105M108      375      59,100 SH           SHARED-OTHER                   59,100
NORFOLK SOUTHERN CORP               COM       655844108    3,311      50,000 SH           SHARED-OTHER    1              50,000
PARKER HANNIFIN CORP                COM       701094104      530      10,000 SH           SHARED-OTHER                   10,000
PRIMEDIA INC*                     COM NEW     74157K846   63,211  26,012,715 SH           SHARED-OTHER               26,012,715
ROCKWOOD HLDGS INC*                 COM       774415103  567,977  22,134,709 SH           SHARED-OTHER               22,134,709
SEALY CORP*                         COM       812139301  301,203  46,625,921 SH           SHARED-OTHER               46,625,921
SELECT SECTOR SPDR TR         SBI INT-ENERGY  81369Y506    1,899      30,000 SH           SHARED-OTHER                   30,000
TELETECH HOLDINGS INC               COM       879939106    1,699     136,576 SH           SHARED-OTHER    1             136,576
UNITEDHEALTH GROUP INC              COM       91324P102      368      14,500 SH           SHARED-OTHER                   14,500
VALE CAP LTD                  NT RIO CV VALE  91912C208      949      25,000 SH           SHARED-OTHER                   25,000
WELLPOINT INC                       COM       94973V107      982      21,000 SH           SHARED-OTHER                   21,000
WILLIAMS COS INC DEL                COM       969457100    2,365     100,000 SH           SHARED-OTHER    1             100,000
ZHONE TECHNOLOGIES INC NEW*         COM       98950P108    1,702   8,959,375 SH           SHARED-OTHER                8,959,375

*  Position held by one or more entities engaged in the private equity business.